Debt - Summary of all Debt (Details) ₨ in Millions	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 INR (₨)	May 18, 2021 USD ($)
Vehicle Notes
Debt
Outstanding	$ 500,000	$ 500,000
BAC Seller Note
Debt
Outstanding	56,000	84,000
ACA Seller Note
Debt
Outstanding	100,000					$ 100,000
BHC Seller Note [Member]
Debt
Outstanding	200,000	400,000
AFS Seller Note
Debt
Outstanding	400,000	500,000
FSP Seller Note
Debt
Outstanding	800,000	800,000
Real Estate Promissory Note
Debt
Outstanding	$ 400,000	400,000
ConnectM Before Business Combination
Debt
Outstanding		13,203,722		$ 6,241,058
Less: Debt discounts		(32,224)		(59,844)
Net secured promissory notes, SBA loans, PPP loans, vehicle notes, sellers notes, real estate promissory notes, related party note, Sale of Future Receipts, Channel Partners and D&O financing		13,171,498		6,181,214
Convertible Debt		2,178,685		1,304,131
Total debt, net of debt discount		15,350,183		7,485,345
ConnectM Before Business Combination | Secured Promissory Notes
Debt
Outstanding		7,410,000		1,900,000
ConnectM Before Business Combination | Small Business Administration (SBA) Loans
Debt
Outstanding		768,956		775,000
ConnectM Before Business Combination | Paycheck Protection Program (PPP) Loans
Debt
Outstanding		59,350		100,740
ConnectM Before Business Combination | Vehicle Notes
Debt
Outstanding		497,957		281,003
ConnectM Before Business Combination | BAC Seller Note
Debt
Outstanding		83,810		123,867
ConnectM Before Business Combination | ACA Seller Note
Debt
Outstanding		124,627		160,890
ConnectM Before Business Combination | CSH Sellers Notes
Debt
Outstanding		234,734		330,928
ConnectM Before Business Combination | BHC Seller Note [Member]
Debt
Outstanding		400,000		600,000
ConnectM Before Business Combination | AFS Seller Note
Debt
Outstanding		462,531		612,808
ConnectM Before Business Combination | FSP Seller Note
Debt
Outstanding		768,063		900,000
ConnectM Before Business Combination | Real Estate Promissory Note
Debt
Outstanding		370,000		370,000
ConnectM Before Business Combination | Promissory Note- Related Party
Debt
Outstanding		85,437	₨ 7.1	$ 85,822	₨ 7.1
ConnectM Before Business Combination | Libertas (Sale of Future Receipts)
Debt
Outstanding		$ 1,938,257